Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
8/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.50% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.7%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.8%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	$510,000	$520,665
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,300,000	1,152,985
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,000,000	1,041,112

			2,714,762
Illinois (0.9%)
IL State G.O. Bonds, Ser. B, 5.00%, 10/1/32	Baa1	1,250,000	1,322,281

			1,322,281
Minnesota (96.2%)
Apple Valley, Sr. Hsg. Rev. Bonds, (Orchard Path Phase II), 4.00%, 9/1/61	BB-/P	400,000	305,090
Aurora, G.O. Bonds, (Indpt. School Dist. No. 2711), Ser. B, zero %, 2/1/29	Aa1	940,000	756,553
Baytown Twp., Lease Rev. Bonds, Ser. A
4.00%, 8/1/41	BB+	1,550,000	1,338,395
4.00%, 8/1/36	BB+	300,000	269,089
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BB+	895,000	779,393
Burnsville, G.O. Bonds, (Indpt. School Dist. No. 191), Ser. A, 4.00%, 2/1/33	Aa1	500,000	512,393
Center City, Hlth. Care Fac. Rev. Bonds, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	Baa1	500,000	508,578
Central MN Muni. Pwr. Agcy. Rev. Bonds, AGM
5.00%, 1/1/32	AA	250,000	284,068
5.00%, 1/1/31	AA	350,000	398,982
5.00%, 1/1/30	AA	215,000	244,925
4.00%, 1/1/42	AA	340,000	333,339
4.00%, 1/1/33	AA	175,000	184,736
3.00%, 1/1/37	AA	300,000	269,738
3.00%, 1/1/36	AA	300,000	273,328
3.00%, 1/1/35	AA	375,000	342,495
3.00%, 1/1/34	AA	780,000	722,710
Chaska, G.O. Bonds, (Indpt. School Dist. No. 112), Ser. A, 5.00%, 2/1/31	Aa1	500,000	541,663
Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	698,508
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	347,074
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 5.25%, 7/1/40	BB+	500,000	509,165
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/28	Aa1	1,390,000	1,544,367
Ser. B, 5.00%, 2/1/27	Aa1	370,000	405,179
Ser. B, 5.00%, 2/1/26	Aa1	395,000	425,627
Ser. B, 5.00%, 2/1/25	Aa1	375,000	395,909
Ser. B, 5.00%, 2/1/24	Aa1	400,000	413,518
Ser. A, 4.00%, 3/1/32	Baa3	1,355,000	1,300,066
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/41	BB/P	930,000	824,632
4.00%, 7/1/36	BB/P	250,000	230,180
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A-	1,000,000	1,033,287
(Essentia Hlth. Oblig. Group), 5.00%, 2/15/43	A-	2,000,000	2,059,772
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/39	BBB-	225,000	201,858
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/38	BBB-	375,000	340,038
(St. Luke's Hosp. of Duluth Oblig. Group), 3.00%, 6/15/44	BBB-	825,000	577,867
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	254,755
4.50%, 8/1/26	BB+	290,000	293,919
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	482,729
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	250,000	251,102
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa1	1,000,000	784,787
Hennepin Cnty., G.O. Bonds
Ser. A, 5.00%, 12/1/38	AAA	530,000	572,869
Ser. C, 5.00%, 12/15/35	AAA	3,000,000	3,411,874
Ser. C, 5.00%, 12/1/34	AAA	1,500,000	1,630,073
Hennepin Cnty., VRDN, Ser. B, 1.47%, 12/1/38	A-1+	500,000	500,000
Hennepin Cnty., Regl. RR Auth. G.O. Bonds, Ser. A
5.00%, 12/1/38	AAA	2,000,000	2,224,837
5.00%, 12/1/37	AAA	1,000,000	1,116,218
Independence, Charter School Rev. Bonds, (Global Academy, Inc.), Ser. A, 4.00%, 7/1/51	BB	650,000	526,636
Intermediate School Dist. No. 287 COP, Ser. A, 4.00%, 5/1/27	A1	250,000	258,118
Jordan, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 717), Ser. A, 5.00%, 2/1/28 (Prerefunded 2/1/23)	AAA/P	40,000	40,410
Lakeville, G.O. Bonds, (Indpt. School Dist. No. 194), Ser. B, 4.00%, 2/1/27	Aa1	510,000	535,746
Litchfield, G.O. Bonds, (Indpt. School Dist. No. 465)
5.00%, 2/1/25	AAA	870,000	922,706
5.00%, 2/1/24	AAA	1,065,000	1,102,951
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa1	500,000	522,278
5.00%, 5/1/31	Baa1	500,000	526,085
5.00%, 5/1/30	Baa1	850,000	899,342
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.)
Ser. B-2, 1.03%, 11/15/35	VMIG 1	3,100,000	3,100,000
Ser. B-1, 0.99%, 11/15/35	VMIG 1	2,300,000	2,300,000
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5.00%, 1/1/52	A+	2,000,000	2,142,399
Ser. C, 5.00%, 1/1/37	AA-	825,000	877,747
Ser. C, 5.00%, 1/1/36	AA-	825,000	881,572
Minneapolis, G.O. Bonds
(Special School Dist. No. 1), Ser. A, 5.00%, 2/1/32	AAA	1,050,000	1,243,175
(Special School Dist. No. 1), Ser. A, 4.00%, 2/1/35	AAA	1,590,000	1,642,516
3.00%, 12/1/28	AAA	1,650,000	1,675,062
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	Baa1	100,000	102,396
4.00%, 6/1/27	Baa1	100,000	103,905
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A	250,000	255,948
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/34	A	2,230,000	2,389,656
(Allina Hlth.), 4.00%, 11/15/40	Aa3	4,510,000	4,412,174
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	A	500,000	482,508
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 1.60%, 11/15/48	VMIG 1	1,000,000	1,000,000
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	491,476
MN State COP, (Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,125,489
MN State Rev. Bonds, (Gen. Fund Appropriations)
Ser. A, 5.00%, 6/1/38	AA+	1,000,000	1,017,459
Ser. B, 5.00%, 3/1/29	AA+	500,000	505,945
MN State College & U. Rev. Bonds, Ser. A, 4.00%, 10/1/25	AA-	1,000,000	1,001,098
MN State Higher Ed. Fac. Auth. Rev. Bonds
(Bethel U.), 5.00%, 5/1/47	BB+	1,000,000	1,002,398
(Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	743,781
(U. of St. Thomas), 5.00%, 10/1/40	A2	1,000,000	1,058,518
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa1	1,000,000	1,040,326
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	788,798
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	953,765
(St. Olaf College), 4.00%, 10/1/46	A1	3,350,000	3,228,856
(College of St. Scholastica, Inc.), 4.00%, 12/1/40	Baa2	1,500,000	1,426,840
(St. John's U.), 4.00%, 10/1/39	A2	425,000	413,395
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa1	580,000	571,030
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	507,109
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa1	920,000	909,082
(St. John's U.), 4.00%, 10/1/35	A2	170,000	169,495
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	403,118
(St. John's U.), 4.00%, 10/1/34	A2	175,000	175,090
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	404,723
(St. John's U.), 4.00%, 10/1/33	A2	475,000	478,968
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	88,863
(Macalester College), 3.00%, 3/1/43	Aa3	325,000	258,006
(Macalester College), 3.00%, 3/1/40	Aa3	360,000	300,325
(St. John's U.), 3.00%, 10/1/38	A2	245,000	200,120
(St. Olaf College), 3.00%, 10/1/38	A1	2,000,000	1,692,954
(St. John's U.), 3.00%, 10/1/36	A2	420,000	356,228
MN State Hsg. Fin. Agcy. Rev. Bonds, Ser. F, 3.00%, 7/1/52	Aa1	3,160,000	3,083,288
MN State Muni. Gas Agcy. Mandatory Put Bonds (12/1/27), Ser. A, 4.00%, 12/1/52	Aa1	4,000,000	4,059,780
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/35	A1	500,000	525,309
Ser. A, 5.00%, 10/1/34	A1	850,000	893,379
5.00%, 10/1/33	A1	250,000	262,915
5.00%, 10/1/29	A1	350,000	385,072
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	475,000	470,273
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. E, 3.50%, 1/1/46	Aa1	215,000	214,196
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	512,590
New London-Spicer, G.O. Bonds, (Indpt. School Dist. No. 345), Ser. A, 4.00%, 2/1/31	AAA	500,000	523,613
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	426,806
5.00%, 1/1/36	A3	180,000	193,396
5.00%, 1/1/35	A3	170,000	182,835
5.00%, 1/1/34	A3	210,000	226,355
5.00%, 1/1/33	A3	235,000	254,126
5.00%, 1/1/32	A3	215,000	233,052
5.00%, 1/1/31	A3	200,000	217,318
5.00%, 1/1/28	A3	250,000	269,431
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB-	200,000	188,302
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,000,000	1,961,490
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,534,727
Rochester, G.O. Bonds, (Indpt. School Dist. No. 535), Ser. A, 4.00%, 2/1/32	AAA	1,805,000	1,934,512
Rochester, Elec. Util. Rev. Bonds
Ser. B, 5.00%, 12/1/43 (Prerefunded 12/1/23)	Aa3	1,000,000	1,032,576
Ser. A, 5.00%, 12/1/36	Aa3	500,000	542,732
Ser. A, 5.00%, 12/1/35	Aa3	730,000	793,302
Rochester, Hlth. Care Fac. Rev. Bonds
(Mayo Clinic), Ser. B, 5.00%, 11/15/36	Aa2	500,000	595,946
(Olmsted Med. Ctr.), 5.00%, 7/1/33 (Prerefunded 7/1/23)	AAA/P	650,000	663,523
(Mayo Clinic), 4.00%, 11/15/48	Aa2	1,500,000	1,442,657
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.50%, 11/15/38	VMIG 1	1,750,000	1,750,000
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa1	700,000	448,411
Shakopee, G.O. Bonds, (Indpt. School Dist. No. 720), Ser. C, zero %, 2/1/30	Aa1	3,355,000	2,632,913
Shakopee, Hlth. Care Fac. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	681,335
5.00%, 9/1/29	A-	250,000	256,760
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/42	A1	1,500,000	1,623,469
5.00%, 1/1/36	A1	500,000	536,379
NATL, zero %, 1/1/24	A1	2,000,000	1,929,239
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,555,187
4.00%, 5/1/49	A2	1,000,000	940,127
St. Paul Park, Senior Hsg. & Hlth. Care Rev. Bonds, (Presbyterian Homes Bloomington), 5.00%, 9/1/42	BB/P	500,000	500,751
St. Paul, G.O. Bonds, (Indpt. School Dist. No. 625), Ser. D, 5.00%, 2/1/29	AAA	1,310,000	1,497,156
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB	350,000	318,236
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Hmong College Prep Academy), 5.75%, 9/1/46	BB+	2,000,000	2,072,772
(Hmong College Prep Academy), 5.00%, 9/1/55	BB+	500,000	482,013
Ser. A, 5.00%, 12/1/37	BBB-	500,000	507,082
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	252,610
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB	500,000	501,944
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BB+	300,000	272,880
(Nova Classical Academy), 4.00%, 9/1/31	BB+	350,000	341,468
(Nova Classical Academy), 2.00%, 9/1/26	BB+	315,000	288,978
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	661,564
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	A	1,000,000	966,868
4.00%, 11/15/36	A	1,000,000	969,688
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds, (HealthPartners Oblig. Group), Ser. A
5.00%, 7/1/33	A2	1,000,000	1,038,128
5.00%, 7/1/32	A2	500,000	520,503
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	697,030
St. Paul, Metro. Council Area G.O. Bonds, (Transit Cap.), Ser. C, 4.00%, 3/1/25	Aaa	1,120,000	1,122,375
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	715,000	715,438
U. of MN Rev. Bonds, Ser. A
5.00%, 9/1/41	Aa1	2,000,000	2,155,983
5.00%, 4/1/41	Aa1	1,000,000	1,058,605
5.00%, 9/1/39	Aa1	1,500,000	1,621,919
5.00%, 4/1/35	Aa1	1,000,000	1,065,574
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A
5.00%, 1/1/49	Aa3	1,500,000	1,633,132
5.00%, 1/1/32	Aa3	500,000	535,719
U.S. Govt. Coll., 5.00%, 1/1/31 (Prerefunded 1/1/24)	Aa3	1,000,000	1,034,007
5.00%, 1/1/30	Aa3	1,000,000	1,006,023
Winona, G.O. Bonds, (Indpt. School Dist. No 861), Ser. A, 4.00%, 2/1/31	AAA	1,075,000	1,145,496

			143,113,533
New Jersey (0.2%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	260,000	264,580

			264,580
New York (0.1%)
Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds, (Catholic Hlth. Svcs. of Long Island Oblig. Group), 5.00%, 7/1/33	A-	100,000	102,044

			102,044
Ohio (0.3%)
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin), 5.00%, 11/15/23	BBB+/F	150,000	153,310
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	259,857

			413,167
Wisconsin (0.2%)
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	250,000	252,906

			252,906

Total municipal bonds and notes (cost $154,347,514)			$148,183,273

SHORT-TERM INVESTMENTS (0.8%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	1,260,364	$1,260,364

Total short-term investments (cost $1,260,364)		$1,260,364
TOTAL INVESTMENTS

Total investments (cost $155,607,878)		$149,443,637

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $148,690,375.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund**	$329,374	$10,824,005	$9,893,015	$1,735	$1,260,364

	Total Short-term investments	$329,374	$10,824,005	$9,893,015	$1,735	$1,260,364
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.50%, 2.55% and 3.10%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	25.2%
	Education	23.8
	Health care	21.3
	Utilities	11.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$148,183,273	$—
Short-term investments	—	1,260,364	—

Totals by level	$—	$149,443,637	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com